Stockholders' Equity - Restricted Share Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Number of Shares
Beginning Balance, Shares	377,000
Ending Balance, Shares		377,000
Restricted stock and performance awards
Number of Shares
Beginning Balance, Shares	1,034,757	1,282,072
Granted, Shares	505,000
Vested, Shares	(329,000)
Forfeited, Shares	(19,000)	(47,759)
Ending Balance, Shares	1,192,000	1,034,757
Weighted Average Grant Date Fair Value
Begining Balance (usd per share)	$ 46.68	$ 33.55
Granted (usd per share)	64.22
Vested (usd per share)	41.45
Forfeited (usd per share)	52.01	37.51
Ending Balance (usd per share)	$ 55.47	$ 46.68
Restricted shares
Number of Shares
Granted, Shares		273,710
Vested, Shares		(371,489)
Ending Balance, Shares	603,000
Weighted Average Grant Date Fair Value
Granted (usd per share)		$ 64.56
Vested (usd per share)		$ 34.58
Performance stock
Number of Shares
Granted, Shares		162,827
Vested, Shares		(264,604)
Weighted Average Grant Date Fair Value
Granted (usd per share)		$ 63.90
Vested (usd per share)		$ 30.80